Hedge Accounting - Summary of Hedge of Net Investment in Foreign Operations (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Hedge instruments over hedge rate related to taxes	44.65%	44.65%